DEPRECIATION AND AMORTIZATION	12 Months Ended
Jan. 03, 2021
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2020	2019

Depreciation of property, plant and equipment (note 8)	$108,452	$117,945
Depreciation of right-of-use assets (note 9)	14,656	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,676	3,059
Amortization of intangible assets, excluding software (note 10)	14,302	17,289
Amortization of software (note 10)	6,104	5,206
Depreciation and amortization included in net earnings	$147,190	$156,794